NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Excluding 2007 Equity Incentive Plan) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Revenue Recognition
Marketing expense					$ 50,622	$ 48,661
Shipping and Handling Costs
Shipping and handling costs					63,726	24,077
Research and Development
Research and development	75,236	18,129	98,967	68,104	83,707	91,762
Advertising
Advertising expense					82,719	267,043
Net Earnings (Loss) per Share
Shares reserved for issuance to convertible note agreements					2,372,030
Share Based Compensation By Beneficiary [Line Items]
Share-based compensation expense			1,234,945	1,002,060	1,371,519	921,639
Employee, Director and Advisory Board [Member]
Share Based Compensation By Beneficiary [Line Items]
Share-based compensation expense					1,371,519	921,639
Share-based compensaion expense not yet recognized					1,752,879
Nonemployees [Member]
Share Based Compensation By Beneficiary [Line Items]
Share-based compensation expense					0	322,850
Share-based compensaion expense not yet recognized					$ 42,500
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares considered antidilutive	5,619,507				5,987,007
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares considered antidilutive	1,920,258				4,805,258
Minimum [Member]
Buildings and Equipment
Property and equipment, estimated useful life					3 years
Maximum [Member]
Buildings and Equipment
Property and equipment, estimated useful life					7 years